Earnings Per Ordinary Share (“EPS”) (Tables)	12 Months Ended
Jun. 30, 2024
Earnings Per Ordinary Share [Abstract]
Schedule of Weighted Average Number of Ordinary Shares in Issue	The basic EPS of the Group is calculated based on the (loss)/profit attributable to Owners (ordinary equity holders) of the Company divided by the weighted average number of ordinary shares in issue.
	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022

(Loss)/Profit attributable to Owners of the Company (RM)	(54,999,680)	25,834,757	73,582,501
Weighted average number of ordinary shares in issue	26,437,500	21,999,658	10,000,000
Basic EPS (RM)	(2.08)	1.17	7.36
The diluted EPS of the Group for the years ended June 30, 2024, 2023 and 2022 are same as the basic EPS of the Group as the Group has no dilutive potential ordinary shares.
	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022

Profit attributable to Owners of the Company (RM)	(54,999,680)	25,834,757	73,582,501
Weighted average number of ordinary shares in issue	26,437,500	21,999,658	10,000,000
Diluted EPS (RM)	(2.08)	1.17	7.36